CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Jun. 25, 2017	Jun. 26, 2016
Statement of Cash Flows [Abstract]
Net loss	$ (12,491)	$ (8,886)
Adjustments to reconcile net loss to cash provided (used) by operating activities:
Impairment of fixed assets and other assets	4,773	1,698
Stock compensation expense	58	213
Deferred income taxes	0	2,593
Depreciation and amortization	2,456	2,722
Loss on the sale of assets	882	432
Provision for bad debt	342	101
Changes in operating assets and liabilities:
Notes and accounts receivable	(576)	(44)
Inventories	118	(17)
Income tax receivable	0	492
Prepaid expenses, deposits and other, net	116	419
Deferred revenue	(107)	195
Accounts payable - trade	350	940
Accrued expenses, deferred rent and other	(1,469)	1,088
Cash provided (used) by operating activities	(5,548)	1,946
CASH FLOWS FROM INVESTING ACTIVITIES:
Proceeds from sale of assets	999	444
Capital expenditures	(573)	(8,110)
Cash provided (used) by investing activities	426	(7,666)
CASH FLOWS FROM FINANCING ACTIVITIES:
Net change in short-term debt	1,000	0
Proceeds from sale of stock	0	764
Proceeds from issuance of convertible notes	2,894	0
Proceeds from exercise of stock options	806	102
Cash provided by financing activities	4,700	866
Net decrease in cash and cash equivalents	(422)	(4,854)
Cash and cash equivalents, beginning of year	873	5,727
Cash and cash equivalents, end of year	451	873
CASH PAID FOR:
Interest	25	4
Income taxes	$ 29	$ 0